UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3056

                                  TRIDAN CORP.
               (Exact name of registrant as specified in charter)

              261 West 35th Street, 16th Floor, New York, NY 10001
                    (Address of principal executive offices)

      I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker & Kass, P.C.
                     51 East 42nd Street, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 239-0515

Date of fiscal year end: April 30, 2007

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments.

      Attached on the following pages is a schedule of the registrant's investments as of the close of its fiscal quarter ended July 31, 2006.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------

                                                                               JULY 31,

                                                             2006                                  2005
                                             ------------------------------------   ------------------------------------
                                             Principal    Amortized      Market     Principal    Amortized      Market
                                               Amount        Cost        Value        Amount        Cost        Value
                                             ----------   ----------   ----------   ----------   ----------   ----------
Cattaraugus County
   NY Public
     5.000% due June 1, 2014                 $  275,000   $  295,188   $  292,113   $  275,000   $  297,582   $  299,137
     5.000% due June 1, 2015                    275,000      293,831      290,931      275,000      295,790      298,163

Chenango Valley
   NY Central School District
     4.000% due June 15, 2011                   190,000      195,724      191,598      290,000      300,274      298,500

City of Buffalo
   New York Sewer Authority
     5.000% due July 1, 2011                  1,110,000    1,173,805    1,168,753    1,110,000    1,185,982    1,201,719

City of New York
   General Purpose Unlimited Tax
     6.750% due Feb. 1, 2009                    500,000      523,206      534,952    1,000,000    1,062,145    1,113,114

Clarkstown N.Y.
   Central School District
     5.25% due April 15, 2015                   400,000      433,437      432,332      400,000      436,943      444,924

Cleveland Hill Union
   Free School District
     5.500%, due October 15, 2011             1,480,000    1,497,932    1,569,555    1,480,000    1,500,906    1,614,976

Metropolitan Transportation Authority
   N.Y. S.V.C.
     5.750% due July 1, 2008                         --           --           --    1,000,000      988,675    1,077,530

Metropolitan Transit
   Authority
     Various rate due November 1, 2029               --           --           --      100,000      100,000      100,000

Monroe County N.Y. Pub. Imp.
     6.000% due June 1, 2010                     10,000       10,035       10,488      900,000      903,695      983,475
     6.000% due March 1, 2012                   445,000      495,741      493,220      445,000      504,302      509,009

Mt. Sinai, N.Y. Union Free School District
   AMBAC Insured
     6.200% due Feb. 15, 2011                 1,070,000    1,067,805    1,178,338    1,070,000    1,067,483    1,219,950

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------

(Continued)

                                                                               JULY 31,

                                                             2006                                  2005
                                             ------------------------------------   ------------------------------------
                                             Principal    Amortized      Market     Principal    Amortized      Market
                                               Amount        Cost        Value        Amount        Cost        Value
                                             ----------   ----------   ----------   ----------   ----------   ----------
New York State
   Local Gov't. Assist. Corp.
     5.500% due April 1, 2017                   240,000      267,386      267,662      240,000      269,710      277,344
     Various rate due April 1, 2025                  --           --           --      200,000      200,000      200,000

Suffolk County Water Auth. NY.
   Waterworks Rev.
     6.000% due June 1, 2009                  1,000,000    1,033,427    1,046,450    1,510,000    1,593,624    1,663,401

Bethlehem NY Central
   School District
     5.000% due November 11, 2015               500,000      545,958      537,665      500,000      550,530      550,760

Nassau Health Care Corp.
   NY Rev.
     Various rate due August 1, 2029                 --           --           --      100,000      100,000      100,000

Nassau County Interim Finance
   Auth.
     5.750% due November 15, 2013             1,100,000    1,126,171    1,187,593    1,100,000    1,130,669    1,233,023
     Various rate due November 15, 2022              --           --           --      100,000      100,000      100,000

Commonwealth of Puerto Rico
   Highway and Tran. Auth.
     5.000% due July 1, 2035                  1,000,000    1,085,740    1,040,980    1,000,000    1,088,010    1,071,780
     5.500% due July 1, 2015                    500,000      557,612      554,155      500,000      563,494      576,780
     6.25% due July 1, 2016                     285,000      335,296      334,482      285,000      339,865      348,883

Niagara Falls Bridge Commission
     5.25% due October 1, 2015                2,000,000    2,103,646    2,149,280    2,000,000    2,107,867    2,214,900

NYC Ref Unltd. Tax
   6.000% due May 15, 2030                      150,000      177,158      163,261      150,000      178,063      169,914

New York City
   Municipal Water Fin Auth
     6.000% due June 15, 2009                 2,000,000    2,072,788    2,124,480    2,000,000    2,094,528    2,209,740

New York, NY
   UNLTD Tax
     Various rate due August 1, 2031                 --           --           --      100,000      100,000      100,000

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------

(Continued)

                                                                               JULY 31,

                                                             2006                                  2005
                                             ------------------------------------   ------------------------------------
                                             Principal    Amortized      Market     Principal    Amortized      Market
                                               Amount        Cost        Value        Amount        Cost        Value
                                             ----------   ----------   ----------   ----------   ----------   ----------
New York, NY
   G/O
     Various rate due March 31, 2034         $       --   $       --   $       --   $  100,000   $  100,000   $  100,000

New York State Correction Facs.
     6.000% due January 1, 2012                      --           --           --    1,000,000    1,020,603    1,104,210

New York State Dormitory Authority
   Pace University
     6.500% due July 1, 2009                  1,000,000    1,042,281    1,075,420    1,000,000    1,054,493    1,121,940

N.Y.S. Dormitory Authority
   Revs City Univ. System
     5.75% due July 1, 2013                     215,000      240,744      231,656      215,000      244,211      238,742

N.Y.S. Dormitory Authority - State
   University Educational Facilities
     7-1/2% due May 15, 2011                    450,000      445,271      498,547      510,000      503,947      582,833

N.Y.S. Housing Fin.
   Svc. Contract
     Various rate due March 15, 2026                 --           --           --      100,000      100,000      100,000

N.Y.S. Dormitory Authority -
   Columbia University
     5.00% due July 1, 2010                          --           --           --    1,000,000    1,049,639    1,074,280

N.Y.S. Environmental Facilities
   Pollution Control - Revolving Fund
     5.75% due June 15, 2008                    190,000      192,148      197,106    1,500,000    1,526,733    1,614,571
     5.20% due May 15, 2014                     575,000      628,340      624,732      575,000      634,624      643,258

N.Y.S. Environmental Facilities
   State Personal Income Tax
     5.250% due December 15, 2012               400,000      441,285      431,100      400,000      447,431      443,996

NYS Dormitory Auth.
   Personal Income Tax Ed.
     5.500% due March 15, 2011                1,000,000    1,070,566    1,070,010    1,000,000    1,083,174    1,101,140

NYS Dormitory Auth. Revs.
     5.250% due November 15, 2023             1,400,000    1,525,940    1,488,732    1,400,000    1,532,014    1,519,434

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------

(Continued)

                                                                              JULY 31,

                                                            2006                                     2005
                                          ---------------------------------------   ---------------------------------------
                                           Principal     Amortized      Market       Principal     Amortized      Market
                                            Amount         Cost          Value        Amount         Cost          Value
                                          -----------   -----------   -----------   -----------   -----------   -----------
NYS Dormitory Auth. Revs.
     5.50% due May 15, 2018                 1,155,000     1,318,164     1,294,501            --            --            --
     5.50% due July 1, 2019                 1,000,000     1,119,845     1,124,250            --            --            --
     5.00% due July 1, 2020                 1,745,000     1,836,793     1,849,159            --            --            --
     5.00% due Feb. 15, 2021                1,135,000     1,182,900     1,191,466

NYS Enviromental Facilities
     5.0% due June 15, 2018                 1,000,000     1,064,123     1,059,880            --            --            --

NYS Thruway Authority
   2nd Gen'l. Hwy. of Bridge Trust Fund
     5.25% due April 1, 2013              $ 1,000,000   $ 1,089,878   $ 1,079,690   $ 1,000,000   $ 1,102,602   $ 1,110,980
     5.0% due April 1, 2017                 1,000,000     1,079,561     1,068,160            --            --            --

Pleasantville, NY, Public
      Impt. Unltd Tax
     5.0% due January 1, 2016                 440,000       481,096       471,518            --            --            --

Power Authority of N.Y.S.
   General Purpose Revenue:
     6-1/2% due Jan. 1, 2008                       --            --            --     1,675,000     1,692,793     1,743,759

Puerto Rico Electric Power
   Authority
     5.500% due July 11, 2017                 700,000       786,515       778,967       700,000       793,724       810,943

Puerto Rico Public Buildings
     5.000% due July 1, 2028                  500,000       513,471       513,875       500,000       513,965       527,750

Triboro Bridge & Tunnel Auth.
     6.000% due January 1, 2012             1,500,000     1,538,269     1,617,330     1,500,000     1,544,274     1,680,345
     5.500% due January 1, 2017             1,000,000     1,019,574     1,097,700     1,000,000     1,020,255     1,144,350

Suffolk County Judicial
   Facs. Agy.
     5.750% due October 2011                1,340,000     1,359,653     1,434,014     1,340,000     1,361,993     1,477,162
                                          -----------   -----------   -----------   -----------   -----------   -----------

                                          $33,275,000   $35,268,303   $35,766,101   $34,645,000   $36,386,612   $38,116,715
                                          ===========   ===========   ===========   ===========   ===========   ===========

Item 2. Controls and Procedures.

      (a) The registrant's management, with the participation of its chief executive and chief financial officers, have evaluated the effectiveness of the company's disclosure controls and procedures, within the 90-day period prior to the filing date of this report. Based on that evaluation, the registrant's chief executive and chief financial officers have concluded that such controls and procedures are effective to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

      (b) There has been no change in the registrant's internal control over financial reporting that occurred during its last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

      Filed herewith as exhibits are the separate certifications for the registrant's principal executive and principal financial officers.

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Tridan Corp.
            --------------------------------------------------------------------

By (Signature and Title) /S/ Peter Goodman
                        --------------------------------------------------------
                         Peter Goodman, President and Chief Executive Officer

Date September 7, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /S/ Peter Goodman
                        --------------------------------------------------------
                            Peter Goodman, President and Chief Executive Officer

Date September 7, 2006

By (Signature and Title) /S/ Warren F. Pelton
                        --------------------------------------------------------
                         Warren F. Pelton, Treasurer and Chief Financial Officer

Date September 7, 2006